Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2015	2014
Land	—	$588	$529
Buildings	33-50	9,604	9,355
Machinery and equipment	8-20	10,933	9,671
Furniture, fixtures and other	3-12 1/2	4,351	4,162
Construction in progress	—	1,791	1,271
		27,268	24,988
Less: Accumulated depreciation		13,502	13,226
Property, plant and equipment(a)		$13,766	$11,762

(a)
The increase in total property, plant and equipment is primarily due to the acquisition of Hospira (see Note 2A) and capital additions, partially offset by depreciation and, to a much lesser extent, impairments, disposals and the impact of foreign exchange.